Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Compensation [Abstract]
Schedule of Summarized the RSUs Activity	The following table summarized the RSUs activity and related information for the six months ended June 30, 2023:
	Number of RSUs	Weighted Average Grant Date Fair Value (RMB)
Unvested, January 1, 2023	4,012,774	0.01
Granted	—	—
Forfeited	108,175	0.01
Vested	—	—
Unvested, June 30, 2023	3,904,599	0.01

Schedule of Option Granted	Significant assumptions used in the valuation are set as below:
	April 27, 2023
Spot price on valuation date	US$	0.53
Expected volatility		123.34%
Risk-free interest rate		3.53%
Dividend yield		0.00%

Schedule of Summarizes the Share Option Activity	The following table summarizes the share option activity and related information for the six months ended June 30, 2023:
	Number of Options	Weighted Average Exercise Price (RMB)	Weighted Average Remaining Term (Years)	Weighted Average Grant Date Fair Value (RMB)
Outstanding as of 1/1/2023	500,000	0.001	9.00	30.47
Granted	1,697,746	0.001	9.83	3.67
Forfeited	333,334	0.001	—	30.47
Exercised	166,666	0.001	—	30.47
Outstanding as of 6/30/2023	1,697,746	0.001	9.83	3.67
Vested and exercisable as of June 30, 2023	1,091,578